CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Research and development expenses	$ 8,739,420	$ 11,795,376	$ 23,285,279
General and administrative expenses	8,223,700	10,896,158	11,798,910
Litigation settlement (gain) loss	0	(2,700,000)	2,700,000
Total Operating Expenses	16,963,120	19,991,534	37,784,189
Loss from Operations	(16,963,120)	(19,991,534)	(37,784,189)
Other Income (Expenses):
Interest income	5,531	222,256	175,393
Changes in fair value of option and Warrant liabilities - (loss) gain	(60,640)	3,238,911	2,581,473
Foreign currency exchange (losses) gains	(67,256)	81,501	(358,540)
Other expenses	(20,306)	(17,914)	(13,394)
Total Other (Expenses) Income	(142,671)	3,524,754	2,384,932
Net Loss	(17,105,791)	(16,466,780)	(35,399,257)
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustment	3,566	(116,180)	43,851
Comprehensive Loss	$ (17,102,225)	$ (16,582,960)	$ (35,355,406)
Loss per ordinary share (basic and diluted)	$ (0.01)	$ (0.01)	$ (0.03)
Weighted average ordinary shares (basic and diluted)	1,830,998,609	1,540,309,840	1,247,293,388